Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 36,240	€ 33,562
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	69	77
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,993	3,371
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	871	631
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,343	1,226
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,466	1,385
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	292	294
Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,207	26,578
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,002	6,951
Americas [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	69	77
Americas [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,993	3,371
Americas [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	871	631
Americas [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,342	1,226
Americas [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,457	1,375
Americas [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	258	256
Americas [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	12	16
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,237	26,434
The Netherlands [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	11
The Netherlands [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	35	38
The Netherlands [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,193	26,384
Central & Eastern Europe [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		176
Central & Eastern Europe [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		176
Spain & Portugal [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Spain & Portugal [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	337	379
Past due and impaired [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	15	8
Past due and impaired [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	92
Past due and impaired [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		7
Past due and impaired [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	19
Past due and impaired [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	2
Past due and impaired [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 227	€ 343